Employee Benefit Plans - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2024
Disclosure of defined benefit plans [Line Items]
Settlement loss of annuity contract from third party		$ (5,000,000)
Own securities held in pension plans' assets		0	$ 0
Employer contribution to defined benefit plans		584,000,000	85,000,000
Post-employment benefit expense, defined contribution plans		$ 139,000,000	$ 135,000,000
Medical Cost Trend [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption		1.00%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 10,000,000
Percentage of reasonably possible change in actuarial assumption		1.00%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 10,000,000
Medical cost trend rate		6.50%
Medical Cost Trend [Member] | Employee Benefit Expense [Member]
Disclosure of defined benefit plans [Line Items]
Medical cost trend rate				5.00%
Material defined benefit plans [Member]
Disclosure of defined benefit plans [Line Items]
Expected employer contribution to be made in 2018		$ 80,000,000
Funded Plans [Member]
Disclosure of defined benefit plans [Line Items]
Settlement loss of annuity contract from third party		(5,000,000)
Expected employer contribution to be made in 2018		50,000,000
OPEB [Member]
Disclosure of defined benefit plans [Line Items]
Expected employer contribution to be made in 2018		30,000,000
TRGP and Other Large U.K. Plans [Member]
Disclosure of defined benefit plans [Line Items]
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 190,000,000
Increase in life expectancy		1 year
TRGP and Other Large U.K. Plans [Member] | Rates of Inflation [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption		0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 85,000,000
Percentage of reasonably possible change in actuarial assumption		0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 85,000,000
TRGP and Other Large U.K. Plans [Member] | Rate of Increase in Salaries [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption		0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 20,000,000
Percentage of reasonably possible change in actuarial assumption		0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 20,000,000
TRGP and Other Large U.K. Plans [Member] | Discount Rate [Member]
Disclosure of defined benefit plans [Line Items]
Percentage of reasonably possible change in actuarial assumption		0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 300,000,000
Percentage of reasonably possible change in actuarial assumption		0.25%
Change in defined benefit obligation due to reasonably possible change in actuarial assumption		$ 300,000,000
Thomson reuters group pension plan [member]
Disclosure of defined benefit plans [Line Items]
Purchase of annuity insurance contract liability	$ 288,000,000
Payment to acquire annuity contract from third party	293,000,000
Settlement loss of annuity contract from third party	$ 5,000,000
US States [Member]
Disclosure of defined benefit plans [Line Items]
Pension contribution		$ 500,000,000
Bottom of range [member]
Disclosure of defined benefit plans [Line Items]
Normal Retirement Age		60 years
Top of range [member]
Disclosure of defined benefit plans [Line Items]
Normal Retirement Age		65 years